UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number        811-07596

Name of Fund:                             The Southern Africa Fund, Inc.

Fund Address:                             1055 Washington Boulevard
                                          Stamford CT 06901

Name and address of agent for service:
                                          Hendrik du Toit, President,
                                          The Southern Africa Fund, Inc.
                                          1055 Washington Boulevard, 3rd Floor,
                                          Stamford CT 06901.

Registrant's telephone number:            (203) 3240010

Date of fiscal year end:                   November 30, 2003

Date of reporting period:                  June 1, 2003 - November 30, 2003


Item 1.   Reports to Stockholders.

Appended Annual Report dated November 30, 2003 transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "Act"):


Annual Report
The Southern Africa Fund
November 30, 2003


[GRAPHIC OMITTED]


Investec [LOGO]
Asset Management


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Letter to shareholders
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Letter to shareholders

Dear Shareholder

This report provides investment results and market commentary for the Southern Africa Fund (the "Fund") for the annual reporting period ended November 30, 2003.

Investment objective and policies

This closed-end fund seeks long-term capital appreciation through investment in equity and fixed income securities of Southern African issuers. The Fund pursues its investment objective solely as an "enhanced" index fund and attempts to track the performance of the FTSE/JSE Capped Top 40 Index (CAPI 40).

Investment Results

The following table provides performance for the Fund and its benchmark, the FTSE/JSE Capped Top 40 Index (CAPI 40) and for indicative purposes the Fund's original benchmark the FTSE/JSE All Share Index, for the three, six and twelve month periods ended November 30, 2003.

_______________________________________________________________________________

Investment Results
Periods ended November 30, 2003      3 Months       6 Months        12 Months
_______________________________________________________________________________

The Southern Africa Fund (NAV)*        21.0%          41.0%            50.5%
-------------------------------------------------------------------------------
FTSE/JSE Capped Top 40 Index **        22.4%          45.2%            47.8%
-------------------------------------------------------------------------------
FTSE/JSE All Share Index ***           22.0%          46.9%            52.7%
-------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on its net asset value (NAV) per share. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results. The Fund's shares trade at prices that differ from NAV and so market returns differ from NAV returns.

**   The unmanaged FTSE/JSE Capped Top 40 Index (CAPI 40) is similar to the
FTSE/JSE All-Share Index as regards its data and treatment of corporate actions. However, only the forty largest constituents of the All-Share Index (by free float capitalization) are included in the Capped Index, and all of the components of the Capped Index whose weightings would otherwise be greater than 10% are capped at 10%, with the capping being done quarterly and the weighting of the component securities therefore varying intra-quarter.

***   The unmanaged FTSE/JSE All-Share Index is a free float weighted index of the largest 99% (approx. 160 shares) by market capitalization of domestic stocks traded on the Johannesburg Stock Exchange.


Both the FTSE/JSE Capped Top 40 Index and the FTSE/JSE All-Share Index reflect no fees or expenses. Index returns are expressed in U.S. dollars. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including The Southern Africa Fund.

The South African Market has enjoyed a strong year. The reasons for this are fourfold: strong currency appreciation, improving precious metals and other commodity prices, declining interest rates and an attractive starting valuation level. The South African Rand continued to strengthen from very oversold levels, appreciating 31% during the fiscal year, from R9.22/$ to R6.36/$. Gold and Platinum, two of South Africa's largest exports both enjoyed buoyant markets. Gold ended the reporting period just short of $400/oz, up 25%, while Platinum threatened to break $600/oz, a 29% gain.
The good news was not confined to the mining sector, with the general market benefiting from


_______________________________________________________________________________

The Southern Africa Fund 1
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Letter to shareholders
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Letter to shareholders

significant interest rate cuts as inflation came under control. Short-term interest rates at the end of the reporting period were 7.5%, down from 13.6% 12 months previously. Lastly, at a price to earnings ratio of 10.7 at the start of the reporting period, the market had room to move higher, given the right stimulus.

Over the last six months of the period, the Fund lagged the benchmark (CAPI
40). This can be attributed to transition process to the new Enhanced Index mandate. This process is now virtually complete, and the Fund has in fact matched the performance of the CAPI 40 before fees and expenses over the last three months of the reporting period.

The past year has been one of significant change, involving the termination of the Fund's previous investment adviser, the search for and engagement of a new adviser, the transition to an enhanced index fund mandate and a major solicitation effort to obtain the necessary shareholder approvals. The substantial increase in the Fund's expense ratio for the fiscal year just past reflects this extraordinary level of activity and, in particular, the legal fees incurred to accomplish these dramatic changes. We believe, however, that the restructuring has provided the foundation for a substantial reduction in the Fund's expense ratio for the current fiscal year as compared to the levels experienced in recent years, assuming, of course, that there are no major extraordinary expenses such as those associated with shareholder activism or litigation.

We thank you for your continued interest and investment in the Fund.

Sincerely,


/s/ Professor Dennis Davis

Professor Dennis Davis
Chairman



/s/ Hendrik du Toit

Hendrik du Toit
President


[PHOTO]    Professor Dennis Davis

[PHOTO]    Hendrik du Toit


_______________________________________________________________________________

2 The Southern Africa Fund
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Portfolio summary
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Portfolio summary
November 30, 2003


SECTOR BREAKDOWN

     33.0%  Industrials
     27.0%  Financials                 [PIE CHART OMITTED]
     40.0%  Resources


_______________________________________________________________________________

The Southern Africa Fund 3
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Ten largest holdings
-------------------------------------------------------------------------------

Ten largest holdings
November 30, 2003


                                                                  Percent of
Company                                       U.S. $ Value        Net Assets
_______________________________________________________________________________

Anglo American Plc.                           $  7,786,729            9.8%
-------------------------------------------------------------------------------

BHP Billiton Plc.                                6,973,773            8.8
-------------------------------------------------------------------------------
Compagnie Financiere Richemont AG                6,425,002            8.1
-------------------------------------------------------------------------------
SABMiller Plc.                                   5,047,231            6.4
-------------------------------------------------------------------------------
Sasol Ltd.                                       4,197,345            5.3
-------------------------------------------------------------------------------
Standard Bank Investment Corp. Ltd.              4,154,035            5.3
-------------------------------------------------------------------------------
Old Mutual Plc.                                  3,618,903            4.6
-------------------------------------------------------------------------------
Gold Fields Ltd.                                 3,217,849            4.1
-------------------------------------------------------------------------------
MTN Group Ltd.                                   3,128,942            4.0
-------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                    3,090,370            3.9
-------------------------------------------------------------------------------
FirstRand Ltd.                                   2,980,093            3.8
-------------------------------------------------------------------------------
                                              $ 50,620,272           64.1%


_______________________________________________________________________________

4 The Southern Africa Fund

-------------------------------------------------------------------------------
Portfolio of investments
-------------------------------------------------------------------------------

Portfolio of investments
November 30, 2003


Company                                                  Shares     US $ Value
-------------------------------------------------------------------------------
COMMON STOCK-99.7%

South Africa-99.7%
Financials-26.9%
Banks-13.6%
ABSA Group Ltd.                                         334,700   $  2,134,850
FirstRand Ltd.                                        2,213,845      2,980,093
Nedcor Ltd.                                              65,044        672,966
RMB Holdings Ltd.                                       420,000        828,988
Standard Bank Investment Corp. Ltd.                     719,997      4,154,035
                                                                  ------------
                                                                    10,770,932
                                                                  ------------
Investment Companies-4.6%
Remgro Ltd.                                             281,427      2,950,936
VenFin Ltd.                                             228,300        704,688
                                                                  ------------
                                                                     3,655,624
                                                                  ------------
Life Assurance-7.0%
Liberty Group Ltd.                                       20,631        163,110
Old Mutual Plc.                                       2,130,900      3,618,903
Sanlam Ltd.                                           1,323,300      1,750,246
                                                                  ------------
                                                                     5,532,259
                                                                  ------------
Real Estate-1.7%
Liberty International Plc.                              120,100      1,361,024
                                                                  ------------
                                                                    21,319,839
                                                                  ------------
Industrials-32.9%
Basic Industries-2.2%
Iscor Ltd.                                              100,986        369,090
Pretoria Portland Cement Co. Ltd.                        10,200        223,518
Sappi Ltd.                                               91,290      1,170,998
                                                                  ------------
                                                                     1,763,606
                                                                  ------------
Cyclical Consumer Goods-9.1%
Compagnie Financiere Richemont AG                     2,602,900      6,425,002
Steinhoff International Holdings Ltd.                   695,014        738,665
                                                                  ------------
                                                                     7,163,667
                                                                  ------------
Cyclical Services-3.7%
Bidvest Group Ltd.                                      150,600      1,004,196
Nampak Ltd.                                             299,800        581,885
Naspers Ltd.                                            139,148        833,962
Woolworths Holdings Ltd.                                430,300        504,472
                                                                  ------------
                                                                     2,924,515
                                                                  ------------


_______________________________________________________________________________

The Southern Africa Fund 5

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Portfolio of investments
-------------------------------------------------------------------------------

Portfolio of investments
November 30, 2003


Company                                                  Shares     US $ Value
-------------------------------------------------------------------------------
General Industrials-3.3%
Barloworld Ltd.                                         123,100   $  1,213,899
Imperial Holdings Ltd                                   139,000      1,388,096
                                                                  ------------
                                                                     2,601,995
                                                                  ------------
Non-Cyclical Consumer Goods-8.9%
Amalgamated Beverage Industries Ltd.                     22,000        228,996
Network Healthcare Holdings Ltd.                        700,700        570,321
SABMiller Plc.                                          498,000      5,047,232
Tiger Brands Ltd.                                        96,300      1,187,028
                                                                  ------------
                                                                     7,033,577
                                                                  ------------
Non-Cyclical Services-5.7%
MTN Group Ltd. (a)                                      769,143      3,128,942
Pick 'n Pay Stores Ltd.                                 110,229        265,706
Telkom South Africa Ltd.                                111,100      1,135,563
                                                                  ------------
                                                                     4,530,211
                                                                  ------------
                                                                    26,017,571
                                                                  ------------
Resources-39.9%
Gold Mining-10.2%
AngloGold Ltd.                                           55,332      2,653,598
Avgold Ltd.(a)                                           85,400        133,673
Gold Fields Ltd.                                        233,614      3,217,849
Harmony Gold Mining Co. Ltd.                            128,567      2,036,546
                                                                  ------------
                                                                     8,041,666
                                                                  ------------
Oil & Gas-5.3%
Sasol Ltd.                                              331,100      4,197,345
                                                                  ------------
Other Mineral Extract & Mines-19.1%
Anglo American Plc.                                     365,119      7,786,729
BHP Billiton Plc.                                       912,051      6,973,773
Kumba Resources Ltd.                                     53,200        308,021
                                                                  ------------
                                                                    15,068,523
                                                                  ------------
Platinum-5.3%
Anglo American Platinum Corp. Ltd.                       26,400      1,132,240
Impala Platinum Holdings Ltd.                            32,906      3,090,370
                                                                  ------------
                                                                     4,222,610
                                                                  ------------
                                                                    31,530,144
                                                                  ------------
Total South African Securities
  (cost $51,422,382)                                                78,867,554
                                                                  ------------


_______________________________________________________________________________

6 The Southern Africa Fund

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Portfolio of investments
-------------------------------------------------------------------------------

Portfolio of investments
November 30, 2003


Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
Zimbabwe-0.0%
Industrials-0.0%
Non-Cyclical Services-0.0%
OK Zimbabwe Ltd.                                        710,000   $      3,873
                                                                  ------------
Total Zimbabwean Securities
  (cost $5,414)                                                          3,873
                                                                  ------------
TOTAL INVESTMENTS-99.7%
  (cost $51,427,796)                                                78,871,427
                                                                  ------------
Other assets less liabilities-0.3%                                     214,460
                                                                  ------------
Net Assets-100%                                                   $ 79,085,887
                                                                  ============


(a)   Non-income producing security.

See notes to financials statements.


_______________________________________________________________________________

The Southern Africa Fund 7

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Statement of assets and liabilities
-------------------------------------------------------------------------------

Statement of assets and liabilities
November 30, 2003


ASSETS
Investments in securities, at value (cost $51,427,796)            $ 78,871,427
Cash                                                                   174,654
Foreign cash, at value (cost $350,893)                                 370,152
Dividends receivable                                                    73,498
Prepaid expenses                                                         3,298
                                                                  ------------
Total assets                                                        79,493,029
                                                                  ------------
LIABILITIES
Payable for investor relations expenses                                100,000
Management fee payable                                                  82,221
Administrative fee payable                                              18,986
Accrued expenses                                                       205,935
                                                                  ------------
Total liabilities                                                      407,142
                                                                  ------------
Net assets                                                        $ 79,085,887
                                                                  ============
COMPOSITION OF NET ASSETS
Common stock, at par                                              $     43,371
Additional paid-in capital                                          57,855,550
Accumulated net investment loss                                       (346,847)
Accumulated net realized loss on investments and foreign

  currency transactions                                             (5,929,253)
Net unrealized appreciation of investments and foreign
  currency denominated assets and liabilities                       27,463,066
                                                                  ------------
                                                                  $ 79,085,887
                                                                  ============
NET ASSET VALUE PER SHARE
  (based on 4,337,126 shares outstanding)                         $      18.23
                                                                  ============


See notes to financial statements.


_______________________________________________________________________________

8 The Southern Africa Fund
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Statement of operations
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Statement of operations
Year ended November 30, 2003


INVESTMENT INCOME
Dividends (net of foreign taxes
  withheld of $46,133)                             $ 2,240,565
Interest                                                75,102     $ 2,315,667
                                                   -----------
EXPENSES
Legal                                                  971,297
Management fee                                         292,671
Directors' fees and expenses(a)                        288,262
Custodian                                              147,332
Investor relations expenses                            100,000
Administrative fee                                      98,992
Printing                                                66,712
Audit                                                   57,067
Transfer agency                                         19,087
Miscellaneous                                           39,976
                                                   -----------
Total expenses                                                       2,081,396
                                                                   -----------
Net investment income                                                  234,271
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                                           (1,714,217)
  Foreign currency transactions                                        284,454
Net change in unrealized appreciation/
  depreciation of:
  Investments                                                       27,624,008
  Foreign currency denominated assets and
    liabilities                                                         19,351
                                                                   -----------
Net gain on investments and foreign currency
  transactions                                                      26,213,596
                                                                   -----------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $26,447,867
                                                                   ===========


(a)   Directors' fees and expenses are paid to disinterested Directors only.

See notes to financial statements.


_______________________________________________________________________________

The Southern Africa Fund 9

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Statement of changes in net assets
-------------------------------------------------------------------------------

Statement of changes in net assets

                                                   Year Ended      Year Ended
                                                   November 30,    November 30,
                                                      2003            2002
                                                  ============    ============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)                      $    234,271    $    437,328
Net realized loss on investments and foreign
  currency transactions                             (1,429,763)     (1,464,796)
Net change in unrealized appreciation/
  depreciation of investments and foreign
  currency denominated assets and liabilities       27,643,359       6,875,879
                                                  ------------    ------------
Net increase in net assets from operations          26,447,867       5,848,411

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                               (1,214,396)       (542,142)
                                                  ------------    ------------
Total increase                                      25,233,471       5,306,269
                                                  ------------    ------------
NET ASSETS:
Beginning of year                                   53,852,416      48,546,147
                                                  ------------    ------------
End of year                                       $ 79,085,887    $ 53,852,416
                                                  ============    ============


See notes to financial statements.


_______________________________________________________________________________

10 The Southern Africa Fund

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Notes to financial statements
-------------------------------------------------------------------------------

Notes to financial statements
November 30, 2003


NOTE A

Significant Accounting Policies

The Southern Africa Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on March 25, 1993 and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund commenced operations on March 7, 1994. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of asset and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies of the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Fund's Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains and losses realized between the trade and settlement dates on foreign transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's


_______________________________________________________________________________

The Southern Africa Fund 11

-------------------------------------------------------------------------------
Notes to financial statements
-------------------------------------------------------------------------------

Notes to financial statements
November 30, 2003


books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable tax requirements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Management and Administrative Fees

Commencing May 4, 2003, in accordance with the terms of the Investment Management Agreement, the Fund pays Investec Asset Management U.S. Limited (the "Investment Manager") a fee, calculated and paid quarterly, equal to an annualized rate of .30% of 1% of the average weekly net assets of the Fund during the quarter.

Prior to May 4, 2003, the Fund had an investment management agreement with Alliance Capital Management L.P. Alliance Capital Management L.P. received a fee for its investment management services calculated and paid quarterly, based on either (i) .81% of the Fund's average weekly net assets if 90% or less of the Fund's average weekly net assets are invested in securities of South African issuers, or (ii) the sum of (a) .80% of the Fund's average weekly net assets and (b) .10% of the Fund's average weekly net assets not invested in securities of South African issuers if greater than 90% of the Fund's average weekly net assets are invested in securities of South African issuers.


_______________________________________________________________________________

12 The Southern Africa Fund

-------------------------------------------------------------------------------
Notes to financial statements
-------------------------------------------------------------------------------

Notes to financial statements
November 30, 2003


Under the terms of the Administrative Agreement, the Fund paid Princeton Administrators, L.P. (the "Administrator") a monthly fee equal to the annualized rate of .15 of 1% of the Fund's average weekly net assets. Such fee is accrued daily and paid monthly. The Administrator prepares certain financial and regulatory reports for the Fund and provides clerical and other services.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding U.S. government securities and short term investments) aggregated $31,051,600 and $29,921,442, respectively, for the year ended November 30, 2003. There were no purchases or sales of U.S. government or government agency obligations for year ended November 30, 2003.

At November 30, 2003, the cost of investments for federal income tax purposes was $53,202,206. Accordingly, gross unrealized appreciation of investments was $25,774,448 and gross unrealized depreciation of investments was $85,792 resulting in net unrealized appreciation of $25,688,656 (excluding foreign currency transactions).

Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

At November 30, 2003, the Fund had no outstanding forward exchange currency contracts.


_______________________________________________________________________________

The Southern Africa Fund 13

-------------------------------------------------------------------------------
Notes to financial statements
-------------------------------------------------------------------------------

Notes to financial statements
November 30, 2003


NOTE D

Distributions To Shareholders

The tax character of the distributions paid during the fiscal years ended November 30, 2003 and November 30, 2002 were as follows:

                                                   2003            2002
                                               ============    ============
Distributions paid from:
  Ordinary income                              $  1,214,396    $    542,142
  Long term capital gains                                -0-             -0-
                                               ------------    ------------
Total taxable distributions                    $  1,214,396    $    542,142
                                               ------------    ------------
Total distributions paid                       $  1,214,396    $    542,142
                                               ============    ============


As of November 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $  1,351,623
Accumulated capital and other losses                             (5,853,313)(a)
Unrealized appreciation/(depreciation)                           25,688,656(b)
                                                               ------------
Total accumulated earnings/(deficit)                           $ 21,186,966
                                                               ============


(a) On November 30, 2003, the Fund had a net capital loss carryforward of $5,853,313 of which $1,920,066 expires in the year 2009, and $1,845,462 expires in 2010 and $2,087,785 expires in 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.


During the current fiscal year, permanent differences, primarily due to the tax treatment of foreign currency gains and losses and the tax character of gains/losses on disposition of passive foreign companies, resulted in a net decrease in accumulated undistributed net investment loss and an increase in accumulated net realized loss on investments and foreign currency transactions. This reclassification had no effect on net assets.

NOTE E

Capital Stock

There are 100,000,000 shares of $.01 par value capital stock authorized. At November 30, 2003, 4,337,126 shares of common stock were outstanding.


_______________________________________________________________________________

14 The Southern Africa Fund

-------------------------------------------------------------------------------
Notes to financial statements
-------------------------------------------------------------------------------

Notes to financial statements
November 30, 2003


NOTE F

Concentration of Risk

Investment in securities of foreign companies involves special risks, which include the possibility of future political and economic developments, which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies.

NOTE G

Subsequent Event

Effective December 1, 2003, Brown Brothers Harriman & Co. assumed administrative responsibility for the Fund.


_______________________________________________________________________________

The Southern Africa Fund 15

-------------------------------------------------------------------------------
Financial highlights
-------------------------------------------------------------------------------

Financial highlights
Selected Data For A Share Of Common Stock Outstanding Throughout Each Year



                                                                Year Ended November 30,
                                            ---------------------------------------------------------------
                                               2003(a)      2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning
  of year                                     $12.42       $11.19       $14.72       $16.80       $12.20

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss) (b)                                     .05          .10          .14          .11          .08
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions                                  6.04         1.26        (2.08)       (2.14)        4.90
Net increase (decrease) in net
  asset value from operations                   6.09         1.36        (1.94)       (2.03)        4.98

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.28)        (.13)        (.30)        (.05)        (.05)
Distribution from net realized
  gain on investments                             -0-          -0-       (1.29)          -0-          -0-
Distribution in excess of net
  realized gain on investments                    -0-          -0-          -0-          -0-        (.30)
Tax return of capital                             -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                                 (.28)        (.13)       (1.59)        (.05)        (.38)
Net asset value, end of year                  $18.23       $12.42       $11.19       $14.72       $16.80
Market value, end of year(c)                  $16.28       $10.15        $9.00       $11.25       $13.31

TOTAL RETURN
Total investment return
  based on: (d)
  Market value                                 64.45%       14.35%       (6.87)%     (15.24)%      37.53%
  Net asset value                              50.49%       12.54%      (13.23)%     (12.11)%      43.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000's omitted)                            $79,086      $53,852      $48,546      $67,181      $80,759
Ratio to average net assets of:
  Expenses                                      3.48%        2.80%        2.39%        1.93%        2.39%
  Net investment income                          .39%         .89%        1.07%         .60%         .57%
Portfolio turnover rate                           51%          60%          45%          47%          55%



See footnote summary on page 17.


_______________________________________________________________________________

16 The Southern Africa Fund

-------------------------------------------------------------------------------
Financial highlights
-------------------------------------------------------------------------------

(a) Commencing May 4, 2003, Investec Asset Management U.S. Limited replaced Alliance Capital Management L.P. as the Fund's investment manager.

(b)   Based on average shares outstanding.

(c) The discounts from net asset value at which shares of the Fund traded at each fiscal year end during the period shown were: 1999 - 20.8%; 2000 - 23.6%; 2001 - 19.6%; 2002 - 18.3%; 2003 - 10.7%.

(d) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.


_______________________________________________________________________________

The Southern Africa Fund 17

-------------------------------------------------------------------------------
Auditor's Report
-------------------------------------------------------------------------------

Report of Ernst & Young LLP
Independent Auditors

To the Shareholders and Board of Directors of The Southern Africa Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Southern Africa Fund, Inc., including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights.
Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Southern Africa Fund, Inc. at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
January 9, 2004


_______________________________________________________________________________

18 The Southern Africa Fund

-------------------------------------------------------------------------------
Management of the Fund
-------------------------------------------------------------------------------

Management of the Fund

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below:



Other U.S.

Public

Company
                                    Year Term
Directorships
                                      as a         Years
Held by
                                     Director       of         Principal Occupation(s), Including
Director or
  Name, Address and Age            Will Expire   Service*    Directorships Held, During Past 5 Years
Nominee
-----------------------------------------------------------------------------------------------------------
----------

Prof. Dennis Davis, 51 +**           Class One       9       Judge of the High Court of South Africa;
None
Chairman of the Board                (2005)                  Professor of Law at the University of Cape
University of Capetown                                       Town; formerly Director of the Centre for
Rondebosch 7700                                              Applied Legal Studies University of the
South Africa                                                 Witwatersrand.

Norman S. Bergel, 53 + **            Class One       3       International Consultant. Formerly Director
Goedeverwachting, Sir                                        of BBV-Privanza, Deputy Chairman of
Lowry's Pass Road, Sir                                       Alliance Capital Management (Pty) Ltd and
Lowry's Village                                              Deputy Chairman of Alliance MBCA; Senior
Somerset West,                                               Vice President of ACMC, Director of Alliance
Western Cape 7129                                            Capital Ltd. ("ACL"), Managing Director of
South Africa                                                 Alliance Capital Management International
                                                             and Managing Director of White Williams
                                                             Private Equity Partners GmbH.

Gloria T. Serobe, 43 +**             Class           3       Chief Executive Officer of Wipcapital (Pty)
None
61 Central Street Houghton           Three                   Ltd.; Chairman of Metropolitan Life,
Postnet Suite 169                    (2004)                  Chairman of New Africa Capital; Non-
Houghton 2041                                                executive Director of: Export Credit
South Africa                                                 Insurance Corporation, New Africa
                                                             Investments Limited, The Johannesburg
                                                             Stock Exchange, UTC Graduate School of
                                                             Business, Women Investment Portfolio
                                                             Holdings Limited, Wipcapital (Proprietary)
                                                             Limited. Formerly Executive Director
                                                             Finance, Transnet Limited.

Gerrit Smit, 51 **                   Class           2       Partner in VHC Partners LLP; formerly
None
P.O. Box 154                         Three                   Head of Balanced Portfolios and
Sanlamhof, Capetown                  (2004)                  Investment Process, Sanlam Investment
7532                                                         Management (Pty) Ltd. ("Sanlam"); Head
South Africa                                                 and CIO of Sanlam International and
                                                             Chief Investment Strategist for Sanlam;
                                                             Executive Director of Sanlam International
                                                             Asset Management.



_______________________________________________________________________________

The Southern Africa Fund 19

-------------------------------------------------------------------------------
Management of the Fund
-------------------------------------------------------------------------------

Management of the Fund



Other U.S.

Public

Company
                                    Year Term
Directorships
                                      as a         Years
Held by
                                     Director       of         Principal Occupation(s), Including
Director or
  Name, Address and Age            Will Expire   Service*    Directorships Held, During Past 5 Years
Nominee
-----------------------------------------------------------------------------------------------------------
----------

Peter G.A. Wrighton, 69 +**          Class Two       9       Chairman of Elephant Pass Wine Company
None
P.O. Box 415                         (2006)                  (Pty) Ltd. and Africa Resources Limited;
Cabriere Street                                              formerly Chairman and Chief Executive of
Franschhoek 7690                                             The Premier Group and Director of Liberty
Republic of South Africa                                     Life Association of South Africa Ltd., First
                                                             National Bank, Ltd. and Advisor to the
                                                             World Economic Forum and the United
                                                             Nations Development Program for Africa.



Anyone interested in communicating with the Directors of the Fund can do so by directing their correspondence care of:

      Investec Asset Management U.S. Limited
      1055 Washington Boulevard
      Stamford, CT 06901
      U.S.A.


* "Years of Service" refers to the total number of years the Director has served as a Director. As the Fund is the only registered investment company to which the Adviser provides investment advisory services, there is no Fund Complex and none of the Directors serves as a director of any other investment company advised by the Adviser.

**   Member of the Audit Committee of the Board of Directors of the Fund.

+   Member of the Nominating Committee of the Board of Directors of the Fund.


_______________________________________________________________________________

20 The Southern Africa Fund

-------------------------------------------------------------------------------
Management of the Fund
-------------------------------------------------------------------------------

Management of the Fund

Officer Information

Certain information concerning the Fund's officers is set forth below. The Fund's officers do not serve for fixed terms.



          Name,                          Position(s)--(Month and                 Principal Occupation
     Address and Age                       Year First Elected)                  during the past 5 years
-----------------------------------------------------------------------------------------------------------
---
Hendrik du Toit (41)                       President (5/03)                 Chief Executive Officer of
Investec
c/o Investec Asset Management U.S.                                          Asset Management (global
business)
Limited                                                                     since 1998. Formerly Managing
1055 Washington Blvd., 3rd Floor                                            Director and founding member of
Stamford, Connecticut 06901                                                 Investec Asset Management.

Mark Breedon (50)                          Vice President (5/03)            A Portfolio Manager of Investec
c/o Investec Asset Management U.S.                                          Asset Management, South Africa
since
Limited                                                                     January 2003. Formerly a
Director
1055 Washington Blvd., 3rd Floor                                            and Senior Vice President of
Stamford, Connecticut 06901                                                 Alliance Capital Ltd. (London)
from
                                                                            1990-2002.

Royce Brennan (44)                         Secretary (5/03)                 Project Director Offshore Funds
for
c/o Investec Asset Management U.S.                                          Investec Asset Management
Guernsey
Limited                                                                     Ltd. since January 2003.
Formerly
1055 Washington Blvd., 3rd Floor                                            Chief Executive Officer (US
Stamford, Connecticut 06901                                                 Operations) of the Adviser from
                                                                            2000-2003 and Managing Director
of
                                                                            Investec Asset Management Asia
from
                                                                            1996-2000.

Grant Cameron (38)                         Controller and Chief             Managing Director of Investec
Asset
c/o Investec Asset Management U.S.         Accounting Officer (5/03)        Management Guernsey Limited
since
Limited                                                                     April 2001. Formerly a Director
of
1055 Washington Blvd., 3rd Floor                                            Investec Fund Managers SA Ltd.
from
Stamford, Connecticut 06901                                                 1999 to 2001.

Thabo Khojane (30)                         Vice President (5/03)            Director of Investec Asset
c/o Investec Asset Management U.S.                                          Management since 2001. Joined
Limited                                                                     Investec Asset Management
Business
1055 Washington Blvd., 3rd Floor                                            Development team in 1998.
Stamford, Connecticut 06901

Kim McFarland (39)                         Treasurer and Chief              Chief Financial Officer of
Investec
c/o Investec Asset Management U.S.         Financial Officer (5/03)         Asset Management since December
Limited                                                                     1993 and Chief Operating
Officer
1055 Washington Blvd., 3rd Floor                                            (global business) since 2000.
Stamford, Connecticut 06901


_______________________________________________________________________________

The Southern Africa Fund 21

-------------------------------------------------------------------------------
Investec Asset Management
-------------------------------------------------------------------------------

Investec Asset Management

The investment manager is a wholly owned subsidiary of Investec Asset
Management.

Investec Asset Management is a specialist international investment management organization with offices in the United States, United Kingdom, Southern Africa, Hong Kong, Ireland and the Channel Islands. We employ more than 750 people, including over 80 investment professionals. We manage assets in excess of US$26.5bn (as at March 31, 2003) on behalf of individuals, retirement funds, governments, corporations and other institutions.

As a team we focus on and measure our success by meeting and exceeding the wealth preservation needs of our clients. We are committed to achieving consistently excellent investment performance and delivering superior client service. We are passionate about creating smart, relevant investment solutions that benefit our clients.

Investec Asset Management is a wholly owned subsidiary of the Investec Group. The London and Johannesburg listed Group is represented in 14 countries. Operations focus on four key areas: Investment Banking, Treasury and Finance Group, Private Client Activities, and Asset Management and Assurance Activities.


_______________________________________________________________________________

22 The Southern Africa Fund

-------------------------------------------------------------------------------
Board of directors
-------------------------------------------------------------------------------

Board of directors

Norman S. Bergel(1)
Prof. Dennis Davis(1), Chairman
Gloria T. Serobe(1)
Gerrit Smit(1)
Peter G.A. Wrighton(1)

Officers

Hendrik du Toit, President
Thabo Khojane, Vice President
Mark Breedon, Vice President
Royce Brennan, Secretary
Kim McFarland, Treasurer & Chief Financial Officer
Grant Cameron, Controller & Chief Accounting Officer

Custodian and Administrator

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Legal Counsel

Sullivan & Cromwell LLP
125 Broad Street
New York, NY10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY10036

Dividend Paying Agent, Transfer Agent and Registrar

The Bank of New York
101 Barclay Street
New York, NY 10286


(1)   Member of the Audit Committee.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock on the open market.

This report, including the financial statements herein, is transmitted to the shareholders of The Southern Africa Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.


_______________________________________________________________________________

The Southern Africa Fund 23

-------------------------------------------------------------------------------
Summary of general information
-------------------------------------------------------------------------------

Summary of general information

Shareholder Information

The daily net asset value of the Fund's shares is available from the Fund's Transfer Agent by calling (800) 432-8224. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper Inc., Morningstar, Inc. and Bloomberg.

Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers. The Fund's NYSE trading symbol is "SOA". Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal and each Sunday in The New York Times and other newspapers in a table called "Closed-End Funds".

Dividend Reinvestment Plan

A Dividend Reinvestment Plan provides automatic reinvestment of dividends and capital gains distributions in additional Fund shares.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call The Bank of New York at (800) 432-8224.

2004 Annual Meeting of Shareholders

The 2004 Annual Meeting of shareholders will be held on Friday March 26, 2004, with Monday, February 23, 2004 being the last date for receipt by the Fund of shareholder proposals for inclusion in the Fund's proxy statement for the Annual Meeting. The last date for receipt by the Fund of shareholder proposals for presentation at the Annual Meeting but not for inclusion in the Fund's proxy statement was January 3, 2004.

2003 Annual and Special Meetings of Shareholders

The Annual Meeting of Shareholders was held at 10:00am on Tuesday August 12, 2003 at 375 Park Avenue New York, New York.

For the purpose of voting on the item set out below a total of 4,097,375 shares were represented in person or by proxy, representing 94.5% of the 4,337,126 shares of common stock outstanding.

1. The election of Mr. Peter Wrighton, a Class Two Director, to serve a term of three years.

     Votes For        Votes Withheld
     3,172,887        924,489


_______________________________________________________________________________

24 The Southern Africa Fund

-------------------------------------------------------------------------------
Summary of general information
-------------------------------------------------------------------------------

Summary of general information

A Special Meeting of Shareholders was held at 11:00am on Tuesday August 12, 2003 at 375 Park Avenue New York, New York.

For the purpose of voting on the two items set out below a total of 3,364,410 shares were represented in person or by proxy, representing 77.6% of the 4,337,126 shares of common stock outstanding.

1. To approve the Investment Management Agreement with Investec Asset Management U.S. Limited

     Votes FOR        Votes AGAINST        Votes ABSTAIN
     2,278,721        1,081,021            4,668

2. To approve a change to the Fund's fundamental investment policy with respect to industry concentration

     Votes FOR        Votes AGAINST        Votes ABSTAIN
     2,390,133        970,867              3,410


_______________________________________________________________________________

The Southern Africa Fund 25

Investec [LOGO]
Asset Management

Item 2.   Code of Ethics.

(a) As of the end of the period covered by this report, the Registrant adopted a code of ethics that applies to the Registrant's principal executive officer ("PEO"), principal financial officer ("PFO"), principal accounting officer or controller, or persons performing similar functions.
(b)       No answer required.
(c)       Not applicable.
(d)       Not applicable.
(e)       Not applicable.
(f)(1) The Registrant files with the Commission, pursuant to Item 10(a)(1), a copy of its code of ethics that applies to the Registrant's PEO, PFO, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.
(f)(2)    Not applicable.
(f)(3)    Not applicable.

Item 3.   Audit Committee Financial Expert.

(a)(1) The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee
(a)(2) The following Director has been designated as an audit committee financial expert by the Board of Directors as of the end of the period covered by this report: Peter G.A. Wrighton. Mr. Wrighton is "independent" as defined by this Item.
(a)(3)    Not applicable.
(b)       No answer required.
(c)       No answer required.
(d)       No answer required.

Item 4.   Principal Accountant Fees and Services.

Not required for this annual report on Form N-CSR.

Items 5.  Audit Committee of Listed Registrants.

(a) The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Committee is composed of all of the Independent Directors of the Fund: Peter G.A. Wrighton, Prof. Dennis Davis, Gloria T. Serobe, Norman S. Bergel and Gerrit Smit.
(b)       Not applicable.

Item 6.   [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies,

Appended policies and procedures of the Registrant with respect to proxy voting:

Corporate Activity and Shareholder Activism Within Investec Asset Management Media reports on international practices and well-publicised corporate failures are causing investor intervention in companies to become more topical. Investors are growing increasingly interested in the roles their asset managers are playing to represent their interests. With our international reach we are informed by global best practice. This shapes our leading edge approach on corporate activism to safeguard the interests of our clients.

Many of our clients are revisiting their own policies and roles in this area, and the need to become more actively involved. Clients differ in their opinions on corporate activism. Some favour greater activism from institutional investors, while others consider it inappropriate and would prefer us to simply sell investments when we are uncomfortable with corporate governance.

Our policy is probably best described as pragmatic: We avoid becoming involved in managing companies, but will act decisively where we consider it necessary to safeguard or unlock value as shareholders. (This for instance becomes the best course of action where a share is trading below net asset value, sentiment is negative due to adverse publicity and selling our holding would further depress the share price in a market bereft of buyers.) We don't pursue "corporate activism" as an investment strategy, but will not shirk from our responsibilities as a large shareholder in corporate SA.

We accept the duty of responsibility
We understand that the discretionary mandates we manage require that we actively manage client investments and their shareholder rights to the best of our ability. Investec Asset Management, through its clients, has significant ownership and voting rights in underlying investments or companies. In representing our clients' interests, we recognise the responsibility and fiduciary duties that stem from our considerable presence.

Our philosophy is that we will only pursue corporate activity that enhances shareholder value. Client interests are therefore aligned with ours, as our actions will lead to better portfolio performance.

In the event of extensive engagement third-party costs may arise from these activities (such as forensic audit, legal and/or corporate finance work). These will be allocated to the relevant client portfolios, where applicable, in whose interests these activities are pursued.

Our corporate activity process is outlined in more detail as follows:

Active researchers close to company managements
Investec Asset Management believes in fundamental research. Our pool of analytical talent is dedicated to understanding the companies we invest in for our clients. We analyse and interact with company managements on a frequent basis. Our analysts are required to report their views on management quality and corporate governance in their in-house research reports.

We focus on shareholder value and are interested in high-level business strategy and plans. We are therefore well positioned to pro-actively engage management on shareholder issues. We do this prudently - we are investors, not corporate executives. However, we will not hesitate to act where we think it appropriate and necessary, and have done so in the past.

Extensive Voting action
As custodians of our clients' wealth, we pay close attention to the voting on their behalf. Our principle is that we will vote every proxy.

We have established guidelines to promote consistency in our decision making process. Each responsible analyst considers resolutions that are generally voted on at AGM's in the light of these guidelines. Our policy would for instance suggest a vote against a resolution that seeks unconstrained permission for directors to issue shares.

Board representation
Investec Asset Management is committed to protecting our clients' interests but recognises that healthy corporate engagement should have certain boundaries.

As a policy, Investec Asset Management will not appoint any of its investment professionals to a company board. We believe that this creates unsustainable conflicts of interest. We have taken this position for the following reasons:

o        Such activity defocuses the investment team.
o We believe that our investment team should be independent of the company to retain flexibility and ensure unconstrained management interaction, research opinions, and investment decisions.
o It avoids conflicts of interests and potential accusations of insider trading that inevitably result from being on a company board and having access to confidential information whilst making investment decisions to buy or sell the company's shares.

We will however actively engage management as well as support resolutions for the appointment of appropriate independent directors to the boards of companies. Such actions take place in an environment of appropriate control and oversight. A corporate action strategy, reviewed by the Chief Investment Officer, is required to initiate corporate activity on behalf of our clients. Proposal documents are submitted for evaluation of an appropriate course of action.

Strategic Investments
Investec Asset Management's investment process operates totally independently from Investec Group. Buy and sell decisions are not influenced by external parties or considerations. The concept of a "strategic investment" does not exist in our organisation. Investment and corporate activity decisions are made solely on the basis of generating the best possible return for clients.

Risk culture
As professional investment managers, risk management is part of our investment culture. We evaluate the cost-benefit of any intended corporate action. Our Risk Committee is instrumental in the evaluation of these activities. In addition, this body ensures that appropriate procedures are in place and being monitored.

We have a broad-ranging risk management framework that ensures appropriate diversification of investments within mandates. We also limit the size of equity ownership in companies, as well as liquidity and credit exposures. These are all part of appropriate investment management that extends beyond just corporate activity.

Conclusions from our Corporate Activity experience
In summary, we are committed to investment excellence and strive to manage our clients' investments in their best interest. Searching out companies that have a history of value creation is a cornerstone of our research process. Maximising shareholder value is key for both our clients and our reputation and track record as active managers.

As active asset managers we monitor the activities of the companies we invest in, prepared for corporate activism if it is required. We will always vote against proposals that destroy shareholder value. We actively engage company boards where considered appropriate. We maintain our independence as investment managers by keeping our employees off company boards.

Our policies and procedures should give comfort to our clients that their requirements in this arena are adequately being taken care of. Our dedication to active investment management and a comprehensive risk management framework provides the platform to manage our clients' assets prudently and responsibly.

Rider for The Southern Africa Fund, Inc.
Investec Asset Management U.S. Limited (the "Adviser") is responsible for:

(a) Identifying situations where there may be a material conflict between the Adviser's (including Affiliates) interests and those of its clients concerning proxy votes, and

(b) Raising such matters with the Proxy Voting Committee ("Committee") before giving instructions on how votes should be cast at the AGM. If the Committee determines that the facts present a material conflict of interest, the Adviser will disclose the material conflict to the client(s) and obtain written consent from the client(s) before voting.

In the case of The Southern African Fund, Inc, the Adviser will disclose the material conflict in writing to the person or persons designated by the Fund, and the Adviser will be entitled to rely on the written consent of such person or persons; provided, however, that no such disclosure and consent will be required regarding any matter giving rise to a conflict of interest if:

(i)      the matter is deemed a routine matter by the New York Stock
         Exchange; or

(ii) the instructions regarding the vote will be contrary to the interest of the party giving rise to the conflict of interest

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) The PEO and PFO have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the date of this report.
(b) There was no change in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits

(a)(1)   The Registrant's code of ethics that applies to the Registrant's
         PEO, PFO, principal accounting officer or controller, or persons performing similar functions is attached as Exhibit 10(a)(1).
(a)(2) A separate certification for each PEO and PFO of the Registrant as required by Rule 30a-2(a) under the Act is attached as Exhibit 10(a)(2).
(b) The certifications required by Rule 30a-2(b) under the Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached as Exhibit 10(b).

                                   SIGNATURES
            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Southern Africa Fund, Inc.

By /s/Hendrik du Toit
Hendrik du Toit
President of The Southern Africa Fund, Inc.

Date: January 28, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Hendrik du Toit
Hendrik du Toit
President of The Southern Africa Fund, Inc.

Date: January 28, 2004


By: /s/ Kim McFarland
Kim McFarland
Chief Financial Officer of The Southern Africa Fund, Inc.

Date: January 28, 2004



Exhibit 10(a)(1)

                         THE SOUTHERN AFRICA FUND, INC.
                                 ("the Company")

                   CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND
                            SENIOR FINANCIAL OFFICERS

The following code of ethics ("Code") is established for the Company to address the disclosure requirements of Item 2 of Form N-CSR, which implements Section 406 of the Sarbanes-Oxley Act of 2002 concerning disclosure of a code of ethics for principal executive and senior financial officers.

I.       Covered Officers/Purpose of the Code

                  This Code applies to the Company's President, Treasurer & Chief Financial Officer and Controller & Chief Accounting Officer and or senior officers performing similar functions (the "Covered Officers" each of whom is set forth in Exhibit A) for the purpose of promoting:

o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
o full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Company;
o        compliance with applicable laws and governmental rules and regulations;
o the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
o        accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

                  Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Company.

                  Certain conflicts of interest arise out of the relationships between Covered Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as "affiliated persons" of the Company. The Company's and the investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

                  Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser, administrator or other service providers to the Company (together "Service Providers") of which the Covered Officers may also be officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Company or for Service Providers, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Service Provider and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and its Service Providers and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Company's Board of Directors ("Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.


                  Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

                  Each Covered Officer must:

o Not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Company whereby the Covered Officer would benefit personally to the detriment of the Company;
o Not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Company;
o Not use material non-public knowledge of portfolio transactions made or contemplated for the Company to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;
o Report at least annually any affiliations or other relationships related to conflicts of interest that are covered in the Company's Directors and Officers Questionnaire.

                  There are some conflict of interest situations that should always be approved by the Company's Corporate Secretary in writing if material and that the Chairman of the Audit Committee, with advice of outside counsel to the Fund, be designated to interpret the Code. A list of such approvals should be tabled at each meeting of the Company's Audit Committee. Examples of these include:

o        Service as a director on the board of any public or private company;
o        The receipt of any non-nominal gifts in excess of $50;
                                                            --
o The receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;
o Any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than its investment adviser, administrator or any affiliated person thereof;
o A direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered
         Officer's employment, such as compensation or equity ownership.

III.     Disclosure and Compliance

o Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Company;
o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company's directors and auditors, and to governmental regulators and self-regulatory organizations;
o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Company the adviser and the administrator with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Company files with, or submits to, the SEC and in other public communications made by the Company; and
o It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.      Reporting and Accountability

         Each Covered Officer must:

o Upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;
o        Annually thereafter affirm to the Board that he has complied with the requirements of the Code; o Not retaliate against any other Covered Officer or any employee of the Company or their affiliated persons for reports of potential violations that are made in good faith; and
o Notify the Company's Chairman of the Audit Committee promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code.

                  The Company's Chairman of the Audit Committee, with advice of outside counsel to the Fund, be designated to interpret the Code and is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any approvals or waivers will be considered by the Company's Audit Committee.

                  The Company will follow these procedures in investigating and enforcing this Code:

o The Company's Chairman of the Audit Committee will take all appropriate action to investigate any potential violations reported to him;
o        If, after such investigation, the Chairman of the Audit
         Committee believes that no violation has occurred, he is not required to take any further action;
o Any matter that the Chairman of the Audit Committee believes is a violation will be reported to the Audit Committee;
o If the Audit Committee concurs that a violation has occurred, it will inform and make a recommendation to the Board, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the relevant service provider or its board; or a recommendation to dismiss the Covered Officer;
o The Audit Committee will be responsible for granting waivers, as appropriate; and
o Any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       Other Policies and Procedures

                  This Code shall be the sole code of ethics adopted by the Company for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Company or any Service Provider governs or purports to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Company and its investment adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the adviser's more detailed policies and procedures set forth in the Investec Asset Management Code of Ethics Incorporating Personal Account Dealing Rules, are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.      Amendments

                  Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of the independent directors.

VII.      Confidentiality

                  All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Company's Board its Audit Committee its adviser or administrator as appropriate.

VIII.    Internal Use

         The Code is intended solely for the internal use by the Company and does not constitute an admission, by or on behalf of the Company, as to any fact, circumstance, or legal conclusion.






Date: January 28, 2004

Exhibit A

Persons Covered by this Code of Ethics

Hendrik du Toit, President

Kim McFarland, Treasurer & Chief Financial Officer

Grant Cameron, Controller & Chief Accounting Officer

Exhibit 10(a)(2)

            SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Hendrik du Toit, certify that:

1. I have reviewed this report on Form N-CSR of The Southern Africa Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such
disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I

have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: January 28, 2004

/s/Hendrik du Toit
Hendrik du Toit
President

Exhibit 10(a)(2)


            SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Kim McFarland, certify that:
1. I have reviewed this report on Form N-CSR of The Southern Africa Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: January 28, 2004

/s/ Kim McFarland
Kim McFarland
Chief Financial Officer